Performance Management	Dec. 08, 2025
Sterling Capital National Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	(888) 637-7798
Sterling Capital Multi-Strategy Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	(888) 637-7798
Sterling Capital Hedged Equity Premium Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	(888) 637-7798
Sterling Capital Ultra Short Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	(888) 637-7798
Sterling Capital Short Duration Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	(888) 637-7798